Label	Element	Value
A Prospectus | Royce Special Equity Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Royce Fund

Supplement to the A Class Shares Prospectus Dated May 1, 2022

Royce Special Equity Fund
(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

The Board of Trustees of The Royce Fund (the “Board”) has approved name and related investment policy changes for Royce Special Equity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Special Equity Fund
Royce Special Equity Fund will be renamed Royce Small-Cap Special Equity Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The first and second sentences of the second paragraph under this heading are deleted in their entirety and replaced with the following:

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances.

May 1, 2022